Revenue Analysis and Segment Information (Details) - Schedule of disaggregated information of revenues by business lines - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 260,110	$ 290,949
Revenue percentage	100.00%	100.00%
Commodity Trading [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 255,668	$ 275,363
Revenue percentage	98.40%	94.60%
Cryptocurrency Mining [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 329	$ 15,427
Revenue percentage	0.10%	5.30%
Other [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 4,113	$ 159
Revenue percentage	1.50%	0.10%